Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2025 Fund - Fidelity Advisor Managed Retirement 2025 Fund - Class A
Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.61%
Annual Return 2015	(0.15%)
Annual Return 2016	6.84%
Annual Return 2017	13.94%
Annual Return 2018	(5.30%)
Annual Return 2019	17.23%
Annual Return 2020	12.79%
Annual Return 2021	7.72%
Annual Return 2022	(15.88%)
Annual Return 2023	11.55%